Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
28	Financial Instruments

28.1	Financial instruments by category

		12.31.2019
	Note	Amortized cost	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	6	855.2	—	855.2
Financial investments	7	—	424.7	424.7
Guarantee Deposits	11	0.6	—	0.6
Collateralized accounts receivable	10	17.6	—	17.6
Contract assets		461.9	—	461.9
Trade accounts receivable, net	8	149.4	—	149.4
Derivative financial instruments	9	—	2.1	2.1
Other Assets		34.5	—	34.5

		1,519.2	426.8	1,946.0

Liabilities
Loans and financing	21	91.0	—	91.0
Trade accounts payable and others liabilities		550.8	—	550.8
Lease liability		38.6	—	38.6
Derivative financial instruments	9	—	4.5	4.5

		680.4	4.5	684.9

		12.31.2018
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	6	1,280.9	—	—	1,280.9
Financial investments	7	48.8	507.8	1,370.3	1,926.9
Guarantee Deposits	11	349.7	—	—	349.7
Collateralized accounts receivable	10	235.9	—	—	235.9
Contract assets		358.0	—	—	358.0
Trade accounts receivable, net	8	318.0	—	—	318.0
Customer and commercial financing		11.7	—	—	11.7
Derivative financial instruments	9	—	—	9.5	9.5
Other Assets		66.2	—	—	66.2

		2,669.2	507.8	1,379.8	4,556.8

Liabilities
Loans and financing	21	3,647.7	—	—	3,647.7
Trade accounts payable and others liabilities		1,550.5	—	—	1,550.5
Financial guarantee and residual value	25	15.0	—	125.4	140.4
Derivative financial instruments	9	—	—	8.1	8.1

		5,213.2	—	133.5	5,346.7

28.2	Fair value of financial instruments
The fair value of the Company’s financial assets and liabilities was determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to generate estimates of fair values. Consequently, the estimates presented below are not necessarily indicative of the amounts that might be realized in current market exchange. The use of different assumptions and/or methodologies could have a material effect on the estimated realizable values.
The following methods were used to estimate the fair value of each category of financial instrument for which it is possible to estimate the fair value.
The carrying amounts of cash, financial investments, accounts receivable, other financial assets and current liabilities are approximately their fair values. The methods below were used to estimate the fair value of other class of financial instruments for which fair value is adopted.
Financial investments – The fair value of securities measured at amortized cost is estimated by the discounted cash flow methodology. For investments in corporate bonds, the unit price on the last trading day at the end of the reporting period is multiplied by the amount invested.
Loans and financing – The fair value of bonds is the unit price on the last trading day at the end of the reporting period multiplied by the quantity issued.
For other loans and financing, fair value is based on the amount of contractual cash flows and the discount rate used is based on the rate for contracting of a new transaction in similar conditions or in the lack thereof, on the future curve for the flow of each obligation.
The Company considers “fair value” to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company is able to classify fair value balances based on the observable inputs. The three Levels of the fair value hierarchy are as follows:

•
Level 1
- quoted prices are available in active markets for identical assets or liabilities at the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities.

•
Level 2
- pricing inputs other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include non-exchange
traded derivatives such as swaps or
over-the-counter
forwards and options.

•
Level 3
- pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in Management’s best estimate of fair value. At each reporting date, the Company performs an analysis of all instruments and includes in Level 3 all of those whose fair value is based on significant unobservable inputs. Changes in the fair value of financial instruments classified as Level 3 are recognized in profit or loss for the year as finance income (expenses), net.

The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an
input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. On December 31, 2019, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

		12.31.2019
		Fair value through profit or loss			Other categories
	Note	Level 2	Level 3	Total	of financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	6	—	—	—	855.2	855.2	855.2
Financial investments	7	364.1	60.6	424.7	—	424.7	424.7
Guarantee deposits	11	—	—	—	0.6	0.6	0.6
Collateralized accounts receivable	10	—	—	—	17.6	17.6	17.6
Contract assets		—	—	—	461.9	461.9	461.9
Trade accounts receivable, net	8	—	—	—	149.4	149.4	149.4
Derivative financial instruments	9	2.1	—	2.1	—	2.1	2.1
Other assets		—	—	—	34.5	34.5	34.5

		366.2	60.6	426.8	1,519.2	1,946.0	1,946.0

Liabilities
Loans and financing	21	—	—	—	91.0	85.1	91.0
Trade accounts payable and others liabilities		—	—	—	550.8	550.8	550.8
Lease liability	17	—	—	—	38.6	38.6	38.6
Derivative financial instruments	9	4.5	—	4.5	—	4.5	4.5

		4.5	—	4.5	680.4	679.0	684.9

		12.31.2018
		Fair value through profit or loss			Other categories
	Note	Level 2	Level 3	Total	of financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	6	—	—	—	1,280.9	1,280.9	1,280.9
Financial investments	7	1,818.2	59.9	1,878.1	48.8	1,926.1	1,926.9
Guarantee deposits	11	—	—	—	349.7	349.7	349.7
Collateralized accounts receivable	10	—	—	—	235.9	235.9	235.9
Contract assets		—	—	—	358.0	358.0	358.0
Trade accounts receivable, net	8	—	—	—	318.0	318.0	318.0
Customer and commercial financing		—	—	—	11.7	11.7	11.7
Derivative financial instruments	9	9.5	—	9.5	—	9.5	9.5
Other assets		—	—	—	66.2	66.2	66.2

		1,827.7	59.9	1,887.6	2,669.2	4,556.0	4,556.8

Liabilities
Loans and financing	21	—	—	—	3,647.7	3,756.8	3,647.7
Trade accounts payable and others liabilities		—	—	—	1,550.5	1,550.5	1,550.5
Financial guarantee and of residual value	25	—	125.4	125.4	15.0	140.4	140.4
Derivative financial instruments	9	8.1	—	8.1	—	8.1	8.1

		8.1	125.4	133.5	5,213.2	5,455.8	5,346.7

	Fair value of financial instruments
	using significant unobservable inputs
	(level 3)
	Assets	Liabilities
At December 31, 2017	59.6	108.9

Changes in fair value	0.3	16.5

At December 31, 2018	59.9	125.4

Changes in fair value	0.7	4.2
Reclassification to held for sale	—	(129.6)

At December 31, 2019	60.6	—

Changes in Level 3 financial instruments are recognized in the consolidated statements of income under the caption of financial income (expense), net.

28.3	Financial risk management policy
The Company has and follows a risk management policy, which involves the diversification of transactions and counterparties, with the objective of identifying the risks related to the financial transactions, as well as the operational directives related to these financial transactions. The policy provides for regular monitoring and management of the nature and general situation of the financial risks in order to assess the results and the financial impact on cash flows. The credit limits and risk rating of the counterparties are also reviewed periodically.
The Company’s risk management policy is part of the financial management policy established by the Executive Directors and approved by the Board of Directors and provides for monitoring by a Financial Management Committee. Under this policy, the market risks are mitigated when there are no offsetting elements in the Company’s operations and when it is considered necessary to support the corporate strategy.

The Company’s internal control procedures provide for consolidated monitoring and supervision of the financial results and of the impact on cash flows.
The Financial Management Committee assists the Financial Department in examining and reviewing information in relation to the economic scenario and its potential impact on the Company’s operations, including significant risk management policies, procedures, and practices.
The financial risk management policy includes the use of derivative financial instruments to mitigate the effects of interest rate fluctuations and to reduce the exposure to exchange rate risk. The use of these instruments for speculative purposes is forbidden.

28.3.1	Capital management
The Company uses capital management to ensure the continuity of its investment program and offer a return to its shareholders and benefits to its stakeholders and to maintain an optimized capital structure in order to reduce costs.
The Company may review its dividends payment policy, payback capital to the shareholders, issue new shares or sell assets in order to maintain or adjust its capital structure (to reduce indebtedness, for instance).
Liquidity and the leverage level are constantly monitored in order to mitigate refinancing risk and to maximize the return to the shareholders. The ratio between the liquidity and the return to the shareholders may be changed pursuant to the assessment of the Board of Directors.
The Company’s capital management may be modified to adjust to changes in the economic scenario or strategic repositioning of the Company.
As of December 31, 2019, the cash and cash equivalents and financial investments was lower than the financial indebtedness of the Company (net debt) by US$ 612.4 (US$ 439.9 as of December 31, 2018). Deducting the net debt of US$ 1,801.3 allocated in the disposal group as of December 31, 2019 (Note 4.2), the cash and cash equivalents and financial investments would be higher than the financial indebtedness of the Company by US$ 1,188.9.
Of the total financial indebtedness as of December 31, 2019, 16.35% was short-term (4.9% as of December 31, 2018) and the average weighted term was equivalent to 10.04 years on December 31, 2019 (5.5 years as of December 31, 2018).

28.3.2	Credit risk
Credit risk is the risk of a counterparty to a transaction not meeting an obligation established in a financial instrument, or in the negotiation of sales to customers, leading to a financial loss. The Company is exposed to credit risk in its operational activities, cash held in banks and other investments in financial instruments held in financial institutions.

•	Cash and cash equivalents and financial investments
The credit risk of cash and cash equivalents and financial investments which is managed by the Financial Department is in accordance with the risk management policy. The credit limit of counterparties is reviewed on a daily basis in order to not to exceed the limits established mitigating possible losses generated by the bankruptcy of a counterparty, as well as transactions are carried out with counterparties with investment grade by risk rating agencies (
Fitch
,
Moody’s
e
Standard and Poor’s
). The Financial Management Committee assists the Financial Department in examining and reviewing operations with counterparties.
As of December 31, 2019, and 2018, all financial investments measured at amortized cost, at fair value through other comprehensive income and at fair value through profit or loss are considered as low credit risk and are in compliance
.
This definition is aligned with the financial and risk management policy of the Company.

The result from the expected credit loss model set forth in IFRS 9 for balances of cash and cash equivalents and financial investments was immaterial.

•	Trade accounts receivable and contract assets with customers
The Company may incur losses on amounts receivable from sales of spare parts and services to customers. To reduce the risk, Management performs an internal credit risk analysis which considers qualitative factors, such as past experiences, and quantitative factors, when applicable, related to external financial information. If the risk increases and/ or the customer present overdue amounts, the supply of spare parts and services can be stopped by the Company, which impacts its fleet operations.
The Company applies IFRS 9 simplified approach to the measurement of expected credit losses on trade accounts receivable balances (Note 8).
In order to calculate the expected credit losses, receivables are grouped by the period the items are outstanding, and an expected loss factor is applied based on actual credit loss experiences of each past period, which gradually increases as long as the receivable remains outstanding in portfolio. For receivables not overdue, the expected credit loss is calculated using past 10 years’ experience of losses and monitoring of forward trends. As of December 31, 2019, the initial expected loss factor under the methodology is 1.4%.
Contract assets refer to contracts in progress that have not been billed, mainly related to development contracts recognized over time in the Defense & Security segment.
The credit risk characteristic of the Company’s customers is different for the Defense & Security segment, since the counterparties refer only to government entities and agencies. The risk in this case is associated with the sovereign risk of each country, especially Brazil, as well as with the continuity of strategic projects under development, for which the Company usually has the enforceable right to receive for the performance completed to date. The Company historically has not presented losses in the trade accounts receivable and contract assets balances with these counterparties.
Trade accounts receivable and contract assets are written off when there is no reasonable expectation of recovery. Indications include, among others, the inability of the debtor to participate in a plan to renegotiate its debt or possible legal actions have been exhausted.

•	Other financial assets
Other financial assets measured as at amortized cost includes guarantee deposits, collateralized accounts receivable, customer financing, court-mandated escrow deposits and loan with joint operation. The result of the expected credit losses model set forth in IFRS 9 for other financial assets was immaterial.
Also, the Company has guarantees, such as guarantee deposits in financial institutions rated as investment grade, pledge assets or other contractual guarantees, which also mitigates the risk of financial loss in these assets.

28.3.3	Liquidity risk
This is the risk of the Company not having enough funds to honor its financial commitments as a result of a mismatch of terms or volumes of estimated receipts and payments.
Projections and assumptions are established to manage the liquidity of cash in U.S. dollars and Reais, in accordance with the financial management policy, based on contracts for future disbursements and receipts, and monitored periodically by the Company. Accordingly, possible mismatches are detected well in advance allowing the Company to adopt mitigation measures to reduce risks and financial cost.

The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

		Less than one	One to three	Three to five	More than
	Cash Flow	year	years	years	five years
At December 31, 2019
Loans and financing	148.5	45.8	58.5	10.5	33.7
Trade accounts payable	358.0	358.0	—	—	—
Recourse and non recourse debt	17.6	4.0	7.9	4.4	1.3
Financial guarantees	—	—	—	—	—
Other liabilities	128.1	3.2	52.8	70.4	1.7
Capital lease	38.5	7.4	12.1	5.0	14.0

Total	690.7	418.4	131.3	90.3	50.7

At December 31, 2018
Loans and financing	4,701.3	321.0	867.3	1,345.7	2,167.3
Trade accounts payable	892.1	892.1	—	—	—
Recourse and non recourse debt	341.4	324.0	7.6	6.6	3.2
Financial guarantees	152.1	51.0	39.9	31.3	29.9
Other liabilities	227.3	5.4	92.2	95.3	34.4

Total	6,314.2	1,593.5	1,007.0	1,478.9	2,234.8

The table above shows the outstanding principal and interest if applicable at the maturity dates. In the case of the fixed rate liabilities, interest expense was calculated based on the rate established in each debt contract. Interest expense on floating rate liabilities was calculated based on a market forecast for each period (e.g. LIBOR 6m - 12m).

28.3.4	Market risk

a)	Interest rate risk
This risk arises from the possibility of the Company incurring losses on the fluctuation of floating interest rates, which might increase financial expenses of financial liabilities, and/ or decrease financial income of financial assets, as well as negatively impacting the fair value of financial assets measured as at fair value. The lines of the consolidated financial statements most affected by interest rate risks are:

•
Cash, cash equivalents and financial investments – the Company’s policy for managing the risk of fluctuations in interest rates on financial investments is to maintain a system to measure market risk, which
consists of an aggregate analysis of variety of risk factors that might affect the return of those investments.

•
Loans and financing – the Company monitors financial markets with the purpose of evaluate hedge structures (derivative transactions) in compliance with the financial and risk management policy to protect its exposure risks of volatility in foreign currency and interest rates.

At December 31, 2019, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

Without derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	1,149.6	89.81%	130.4	10.19%	1,280.0	100.00%
Loans and financing	42.4	46.59%	48.6	53.41%	91.0	100.00%

With derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	1,149.6	89.81%	130.4	10.19%	1,280.0	100.00%
Loans and financing	2.2	2.42%	88.8	97.58%	91.0	100.00%

At December 31, 2019, the Company’s cash equivalents and post -fixed financing were indexed as follows:

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	64.9	100.00%	64.9	100.00%
CDI	64.9	100.00%	64.9	100.00%
Libor	—	0.00%	—	0.00%

Loans and financing	48.6	100.00%	88.8	100.00%
TJLP	0.7	1.44%	0.7	0.79%
Libor	19.8	40.74%	17.6	19.82%
CDI	—	0.00%	42.4	47.75%
SIFMA	28.1	57.82%	28.1	31.64%

b)	Foreign exchange rate risk
Consequently, the Company’s operations most exposed to foreign exchange gains/losses are those denominated in Reais (labor costs, tax issues, local expenses, financial investments and loans and financing) as well as investments in subsidiaries in currencies other than the US dollar.

Company policy for protection against foreign exchange risks on assets and liabilities is mainly based on seeking to maintain a balance between assets and liabilities indexed in each currency and management of foreign currency purchases and sales to ensure that, on realization of the transactions contracted, this natural hedge will occur. This policy minimizes the effect of exchange rate changes on assets and liabilities already contracted, but do not protect against the risk of fluctuations in future results due to appreciation or depreciation of the real that can, when measured in dollars, result in an increase or reduction in the portion of costs denominated in reais.
Under certain market conditions, the Company may protect itself against potential future mismatches of expenses and revenues denominated in foreign currency, to minimize the effects of future exchange variations on the Company’s consolidated statements of income.
Efforts to minimize the foreign exchange risk for rights and liabilities denominated in currencies other than the functional currency may involve transactions with derivatives, such as swaps, exchange options and
Non-Deliverable
Forwards (“NDF”) (Note 9).

At December 31, 2019, the Company had the following amounts of financial assets and liabilities denominated in several currencies:

	Consolidated
	12.31.2019	12.31.2018
Loans and financing
Brazilian reais	43.1	286.5
U.S. dollars	47.9	3,341.6
Euro	—	19.6

	91.0	3,647.7

Trade accounts payable
Brazilian reais	73.3	77.1
U.S. dollars	248.0	715.6
Euro	35.3	27.2
Other currencies	1.4	72.2

	358.0	892.1

Total (1)	449.0	4,539.8

Cash and cash equivalents and financial investments
Brazilian reais	128.7	406.5
U.S. dollars	1,044.0	2,746.8
Euro	105.7	47.7
Other currencies	1.5	6.8

	1,279.9	3,207.8

Trade accounts receivable:
Brazilian reais	6.3	10.7
U.S. dollars	120.0	274.2
Euro	23.1	33.1
Other currencies	—	—

	149.4	318.0

Total (2)	1,429.3	3,525.8

Net exposure (1 - 2):
Brazilian reais	(18.6)	(53.6)
U.S. dollars	(868.1)	1,036.2
Euro	(93.5)	(34.0)
Other currencies	(0.1)	65.4
The Company has other financial assets and liabilities that are also influenced by foreign exchange variations that are not included in the table above. These are used to minimize exposure in the currencies presented.

28.4	Sensitivity analysis
In order to present positive and negative variations of 25% and 50% in the risk variable considered, a sensitivity analysis of the financial instruments, including derivatives, is presented below describing the effects on the monetary and foreign exchange variations on the financial income and expense, as well as in the consolidated shareholders’ equity, determined on the balances recorded at December 31, 2019, in the event of such variations in the risk component.
However, statistical simplifications were made in isolating the variability of the risk factors in question. Consequently, the following estimates do not necessarily represent the amounts that might be determined in future consolidated financial statements. The use of different hypotheses and/or methodologies could have a material effect on the estimates presented below.

28.4.1	Methodology
Assuming that the balances remain constant, the Company calculates the interest and exchange variation differential for each of the projected scenarios.
Evaluation of the amounts exposed to interest rate risk considers only the risks for the financial statement. Operations subject to prefixed interest rates were not included. The probable scenario is based on the possible change for each of the variables indicated, and positive and negative variations of 25% and 50% were applied to the rates in force as of the reporting date.
In the sensitivity analysis of derivative contracts, positive and negative variations of 25% and 50% were applied to the market yield curve (B3) as of the reporting date.

28.4.2	Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	64.9	(1.5)	(0.8)	(0.1)	0.6	1.3

Net impact	CDI	64.9	(1.5)	(0.8)	(0.1)	0.6	1.3

Loans and financing	LIBOR	(19.8)	0.2	0.1	—	(0.1)	(0.1)

Net impact	LIBOR	(19.8)	0.2	0.1	—	(0.1)	(0.1)

Loans and financing	TJLP	(0.7)	—	—	—	—	—

Net impact	TJLP	(0.7)	—	—	—	—	—

Rates considered	CDI	4.40%	2.15%	3.23%	4.30%	5.38%	6.45%
Rates considered	LIBOR	1.93%	0.89%	1.34%	1.79%	2.24%	2.68%
Rates considered	TJLP	5.95%	2.79%	4.18%	5.57%	6.96%	8.36%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2019

28.4.3	Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Assets		39.7	19.8	9.9	(0.1)	(10.0)	(20.1)

Cash, cash equivalents and financial	R$	128.7	64.2	32.0	(0.3)	(32.5)	(64.9)
Other assets	R$	(89.0)	(44.4)	(22.1)	0.2	22.5	44.8

Liabilities		(34.3)	(17.1)	(8.5)	0.1	8.7	17.3

Loans and financing	R$	(43.1)	(21.5)	(10.7)	0.1	10.9	21.7
Other liabilities	R$	8.8	4.4	2.2	—	(2.2)	(4.4)

Net impact		74.0	2.7	1.4	—	(1.3)	(2.8)

Exchange rate considered		4.0307	2.0200	3.0300	4.0400	5.0500	6.0600

(*)	The positive and negative variations of 25% and 50% were applied on the rates

28.4.4	Derivative contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Derivative Designated as Hedge Accounting
Interest swap - fair value hedge	CDI	1.5	0.6	0.3	—	(0.3)	(0.6)
Hedge destinated as cash flow	US$/R$	(0.1)	65.5	24.9	(2.5)	(37.6)	(81.6)
Other derivatives	CDI	(0.1)	(0.1)	—	—	—	—
Hedge desifnated as cash flow	LIBOR

Other derivatives
Interest swap	LIBOR	(0.1)	(0.1)	—	—	—	—
Foreign Exchange option	EUR/US$	0.3	(2.3)	(1.3)	(0.3)	0.8	1.8
	US$/R$	(4.0)	79.8	39.7	(0.4)	(40.5)	(80.6)

Total		(2.5)	143.4	63.6	(3.2)	(77.6)	(161.0)

Rate considered	LIBOR	1.93%	0.89%	1.34%	1.79%	2.24%	2.68%
Rate considered	CDI	4.40%	2.15%	3.23%	4.30%	5.38%	6.45%
Rate considered	US$/R$	4.031	2.020	3.030	4.040	5.050	6.060
Rate considered	LIBOR	1.121	0.560	0.840	1.120	1.400	1.680

(*)	The positive and negative variations of 25% and 50% were applied on the rates